Comprehensive Income (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Components of comprehensive income
Net income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,321)	(3,608)
Unrealized loss on available-for-sale securities	(206)	(1,397)	2,124	4,162	(4,384)
Unrealized (loss) gain on cash flow hedging derivatives, net	(12,122)	8,968
Unrealized loss on pension and other postretirement liabilities	0	(300)
Income tax benefit (expense)	4,482	(2,863)	1,015	3,971	27,745
Comprehensive income	$ 100,356	$ 103,681